Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends declared, per share	$ 2.285	$ 2.230	$ 2.160